Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	KIRR, MARBACH PARTNERS FUNDS, INC.
Entity Central Index Key	0001071196
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2024
Document Effective Date	Jan. 26, 2024
Prospectus Date	Jan. 26, 2024
Kirr, Marbach Partners Value Fund | Kirr, Marbach Partners Value Fund
Prospectus:
Trading Symbol	KMVAX